Average Annual Total Returns			12 Months Ended	16 Months Ended	21 Months Ended			22 Months Ended		26 Months Ended	29 Months Ended	36 Months Ended		55 Months Ended	60 Months Ended	74 Months Ended	80 Months Ended	81 Months Ended	83 Months Ended	99 Months Ended	108 Months Ended	110 Months Ended	120 Months Ended	122 Months Ended	126 Months Ended		130 Months Ended	142 Months Ended	154 Months Ended	189 Months Ended	576 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [17]	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%												14.53%								13.10%
Abbey Capital Futures Strategy Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%												14.53%								13.10%			13.00%
Performance Inception Date		Jul. 01, 2014
Abbey Capital Futures Strategy Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent			(4.98%)												3.51%								1.84%			3.41%
Performance Inception Date		Jul. 01, 2014
Abbey Capital Futures Strategy Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent			1.12%												5.03%								2.71%			4.26%
Performance Inception Date		Jul. 01, 2014
Abbey Capital Futures Strategy Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		0.26%												3.21%								1.48%			2.99%
Performance Inception Date		Jul. 01, 2014
Abbey Capital Futures Strategy Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		0.66%												3.19%								1.61%			2.83%
Performance Inception Date		Jul. 01, 2014
Abbey Capital Futures Strategy Fund | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent			(0.92%)												3.99%								1.70%			3.23%
Performance Inception Date		Jul. 01, 2014
ABBEY CAPITAL MULTI ASSET FUND | S&P 500® Total Return Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%												14.53%			14.45%
Performance Inception Date		Apr. 11, 2018
ABBEY CAPITAL MULTI ASSET FUND | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent			9.02%												11.29%			10.74%
Performance Inception Date		Apr. 11, 2018
ABBEY CAPITAL MULTI ASSET FUND | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]		7.36%												8.86%			7.74%
Performance Inception Date		Apr. 11, 2018
ABBEY CAPITAL MULTI ASSET FUND | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.62%												8.00%			7.22%
Performance Inception Date		Apr. 11, 2018
ABBEY CAPITAL MULTI ASSET FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent			2.58%												9.69%			9.49%
Performance Inception Date		Apr. 11, 2018
ABBEY CAPITAL MULTI ASSET FUND | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent			6.91%												10.17%			9.64%
Performance Inception Date		Apr. 11, 2018
Adara Smaller Companies Fund | Russell 3000® Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%												13.86%								7.82%	8.53%
Performance Inception Date		Oct. 21, 2014
Adara Smaller Companies Fund | Russell 2000® Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.54%												7.40%								12.55%	12.99%
Performance Inception Date		Oct. 21, 2014
Adara Smaller Companies Fund | Adara Smaller Companies Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			15.99%												11.88%								10.79%	11.17%
Performance Inception Date		Oct. 21, 2014
Adara Smaller Companies Fund | Adara Smaller Companies Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.03%												10.25%								9.37%	9.77%
Performance Inception Date		Oct. 21, 2014
Adara Smaller Companies Fund | Adara Smaller Companies Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.02%												9.11%								8.47%	8.82%
Performance Inception Date		Oct. 21, 2014
Aquarius International Fund | MSCI AC World Index ex USA Gross Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.09%												4.61%		4.12%
Performance Inception Date		Apr. 17, 2018
Aquarius International Fund | Aquarius International Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			4.01%												3.10%		2.84%
Performance Inception Date		Apr. 17, 2018
Aquarius International Fund | Aquarius International Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.78%												2.92%		2.65%
Performance Inception Date		Apr. 17, 2018
Aquarius International Fund | Aquarius International Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.90%												2.55%		2.35%
Performance Inception Date		Apr. 17, 2018
Boston Partners All-Cap Value Fund | Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%												13.86%								12.55%
Boston Partners All-Cap Value Fund | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.98%												8.60%								8.40%
Boston Partners All-Cap Value Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			9.99%												9.55%								9.28%
Boston Partners All-Cap Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]		7.57%												7.75%								7.78%
Boston Partners All-Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]		7.73%												7.39%								7.29%
Boston Partners All-Cap Value Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			9.70%												9.27%								9.01%
Boston Partners Global Equity Fund | MSCI World Index - Gross Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.19%												11.70%								10.52%
Boston Partners Global Equity Fund | MSCI World Index - Net Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.67%												11.17%								9.95%
Boston Partners Global Equity Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			7.21%												8.31%								7.31%
Boston Partners Global Equity Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[6]		6.17%												7.85%								6.72%
Boston Partners Global Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.40%												6.67%								5.86%
Boston Partners Global Sustainability Fund | MSCI World Index - Gross Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.19%									6.71%
Performance Inception Date		Dec. 29, 2021
Boston Partners Global Sustainability Fund | MSCI World Index - Net Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.67%									6.20%
Performance Inception Date		Dec. 29, 2021
Boston Partners Global Sustainability Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			8.02%									5.52%
Performance Inception Date		Dec. 29, 2021
Boston Partners Global Sustainability Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]		7.82%									5.26%
Performance Inception Date		Dec. 29, 2021
Boston Partners Global Sustainability Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.21%									4.34%
Performance Inception Date		Dec. 29, 2021
Boston Partners Long/Short Equity Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			13.28%												11.58%								7.10%
Boston Partners Long/Short Equity Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]		7.28%												6.69%								4.06%
Boston Partners Long/Short Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[9]		10.21%												7.83%								4.83%
Boston Partners Long/Short Equity Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			13.05%												11.31%								6.84%
Boston Partners Long/Short Research Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%												14.53%								13.10%
Boston Partners Long/Short Research Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			13.48%												7.53%								5.30%
Boston Partners Long/Short Research Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[10]		10.78%												4.75%								3.65%
Boston Partners Long/Short Research Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[11]		9.99%												5.41%								3.90%
Boston Partners Long/Short Research Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			13.27%												7.27%								5.04%
Boston Partners Small Cap Value Fund II | Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%												13.86%								12.55%
Boston Partners Small Cap Value Fund II | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.05%												7.29%								7.14%
Boston Partners Small Cap Value Fund II | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			14.02%												8.52%								7.87%
Boston Partners Small Cap Value Fund II | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12]		10.67%												6.51%								6.32%
Boston Partners Small Cap Value Fund II | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[13]		10.79%												6.52%								6.08%
Boston Partners Small Cap Value Fund II | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			13.73%												8.24%								7.60%
WPG Partners Select Small Cap Value Fund | Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%									7.82%
Performance Inception Date		Dec. 29, 2021
WPG Partners Select Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.05%									1.90%
Performance Inception Date		Dec. 29, 2021
WPG Partners Select Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			7.95%									10.12%
Performance Inception Date		Dec. 29, 2021
WPG Partners Select Small Cap Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[14]		6.77%									7.75%
Performance Inception Date		Dec. 29, 2021
WPG Partners Select Small Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.95%									6.86%
Performance Inception Date		Dec. 29, 2021
WPG Partners Small Cap Value Diversified Fund | Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%												13.86%								12.55%
WPG Partners Small Cap Value Diversified Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.05%												7.29%								7.14%
WPG Partners Small Cap Value Diversified Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			10.57%												12.26%								6.49%
WPG Partners Small Cap Value Diversified Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[15]		8.71%												10.33%								4.96%
WPG Partners Small Cap Value Diversified Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.08%												9.30%								4.66%
Campbell Systematic Macro Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16]		25.02%												14.53%								13.10%					14.03%
Performance Inception Date		Mar. 08, 2013
Campbell Systematic Macro Fund | SG CTA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18]		2.36%												5.39%								2.62%					3.30%
Performance Inception Date		Mar. 08, 2013
Campbell Systematic Macro Fund | BarclayHedge BTOP50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]		4.44%												6.34%								2.65%					3.17%
Performance Inception Date		Mar. 08, 2013
Campbell Systematic Macro Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent			7.42%												9.04%								3.48%					4.75%
Performance Inception Date		Mar. 08, 2013
Campbell Systematic Macro Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent			11.64%												10.12%								4.12%					5.34%
Performance Inception Date		Mar. 08, 2013
Campbell Systematic Macro Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[20]		10.34%												8.17%								2.02%					3.32%
Performance Inception Date		Mar. 08, 2013
Campbell Systematic Macro Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[20]		6.88%												7.24%								2.26%					3.29%
Performance Inception Date		Mar. 08, 2013
Campbell Systematic Macro Fund | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	[21]		9.49%												9.00%								3.08%					4.37%
Performance Inception Date		Mar. 08, 2013
Free Market U.S. Equity Fund | Russell 3000™ Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%												13.86%								12.55%
Free Market U.S. Equity Fund | Composite Index
Prospectus [Line Items]
Average Annual Return, Percent	[22]		14.84%												9.68%								9.28%
Free Market U.S. Equity Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			12.21%												10.40%								8.83%
Free Market U.S. Equity Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[23]		11.23%												9.29%								7.56%
Free Market U.S. Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.93%												8.12%								6.86%
Free Market International Equity Fund | MSCI World ex USA Index (net dividends)
Prospectus [Line Items]
Average Annual Return, Percent			4.70%												5.10%								5.26%
Free Market International Equity Fund | Composite Index
Prospectus [Line Items]
Average Annual Return, Percent	[24]		4.86%												3.63%								4.81%
Free Market International Equity Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			5.90%												5.30%								5.08%
Free Market International Equity Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[25]		5.20%												4.74%								4.37%
Free Market International Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.32%												4.20%								3.96%
Free Market Fixed Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%												(0.33%)								1.35%
Free Market Fixed Income Fund | Composite Index
Prospectus [Line Items]
Average Annual Return, Percent	[26]		3.37%												1.09%								1.52%
Free Market Fixed Income Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			3.92%												0.92%								1.25%
Free Market Fixed Income Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[27]		2.31%												0.15%								0.60%
Free Market Fixed Income Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[28]		2.31%												0.38%								0.68%
Matson Money U.S. Equity VI Portfolio | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			12.19%												10.31%								8.68%				8.68%
Matson Money U.S. Equity VI Portfolio | Russell 3000™ Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%												13.86%								12.55%				12.69%
Matson Money U.S. Equity VI Portfolio | Composite Index
Prospectus [Line Items]
Average Annual Return, Percent	[29]		14.84%												9.68%								9.28%				9.43%
Matson Money International Equity VI Portfolio | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			5.47%												5.02%								4.78%				3.67%
Matson Money International Equity VI Portfolio | MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.70%												5.10%								5.26%				4.37%
Matson Money International Equity VI Portfolio | Composite Index
Prospectus [Line Items]
Average Annual Return, Percent	[30]		4.86%												3.63%								4.81%				4.02%
Matson Money Fixed Income VI Portfolio | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			3.75%												0.67%								0.97%				0.91%
Matson Money Fixed Income VI Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%												(0.33%)								1.35%				1.63%
Matson Money Fixed Income VI Portfolio | Composite Index
Prospectus [Line Items]
Average Annual Return, Percent	[31]		3.37%												1.09%								1.52%				1.54%
Motley Fool 100 Index ETF | Motley Fool 100 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			35.51%												20.12%				18.24%
Performance Inception Date		Jan. 29, 2018
Motley Fool 100 Index ETF | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%												14.53%				12.92%
Performance Inception Date		Jan. 29, 2018
Motley Fool 100 Index ETF | Motley Fool 100 Index ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			34.67%												19.51%				17.64%
Performance Inception Date		Jan. 29, 2018
Motley Fool 100 Index ETF | Motley Fool 100 Index ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			34.55%												19.42%				17.53%
Performance Inception Date		Jan. 29, 2018
Motley Fool 100 Index ETF | Motley Fool 100 Index ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			20.62%												15.93%				14.66%
Performance Inception Date		Jan. 29, 2018
Motley Fool Global Opportunities ETF | FTSE Global All Cap Net Tax Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.61%												10.02%								9.40%		8.76%
Performance Inception Date		Jun. 17, 2014
Motley Fool Global Opportunities ETF | Motley Fool Global Opportunities ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			15.57%												9.28%								10.07%		9.68%
Performance Inception Date		Jun. 17, 2014
Motley Fool Global Opportunities ETF | Motley Fool Global Opportunities ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.26%												7.63%								8.51%		8.15%
Performance Inception Date		Jun. 17, 2014
Motley Fool Global Opportunities ETF | Motley Fool Global Opportunities ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.64%												7.25%								7.97%		7.65%
Performance Inception Date		Jun. 17, 2014
Motley Fool Mid-Cap Growth ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%												13.86%								12.55%		12.53%
Performance Inception Date		Jun. 17, 2014
Motley Fool Mid-Cap Growth ETF | Russell Midcap® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.10%												11.47%								11.54%		11.58%
Performance Inception Date		Jun. 17, 2014
Motley Fool Mid-Cap Growth ETF | Motley Fool Mid-Cap Growth ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			17.71%												7.64%								8.53%		8.77%
Performance Inception Date		Jun. 17, 2014
Motley Fool Mid-Cap Growth ETF | Motley Fool Mid-Cap Growth ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.93%												5.93%								7.24%		7.53%
Performance Inception Date		Jun. 17, 2014
Motley Fool Mid-Cap Growth ETF | Motley Fool Mid-Cap Growth ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.39%												5.97%								6.81%		7.05%
Performance Inception Date		Jun. 17, 2014
Motley Fool Small-Cap Growth ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%												13.86%	15.10%
Performance Inception Date		Oct. 29, 2018
Motley Fool Small-Cap Growth ETF | Russell 2000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.15%												6.86%	8.51%
Performance Inception Date		Oct. 29, 2018
Motley Fool Small-Cap Growth ETF | Motley Fool Small-Cap Growth ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			15.57%												8.38%	11.40%
Performance Inception Date		Oct. 29, 2018
Motley Fool Small-Cap Growth ETF | Motley Fool Small-Cap Growth ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.57%												7.96%	10.96%
Performance Inception Date		Oct. 29, 2018
Motley Fool Small-Cap Growth ETF | Motley Fool Small-Cap Growth ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.22%												6.62%	9.15%
Performance Inception Date		Oct. 29, 2018
Motley Fool Next Index ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%										7.90%
Performance Inception Date		Dec. 30, 2021
Motley Fool Next Index ETF | Motley Fool Next - Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.75%										(0.10%)
Performance Inception Date		Dec. 30, 2021
Motley Fool Next Index ETF | Russell Midcap® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.10%										3.89%
Performance Inception Date		Dec. 30, 2021
Motley Fool Next Index ETF | Motley Fool Next Index ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			15.96%										(0.64%)
Performance Inception Date		Dec. 30, 2021
Motley Fool Next Index ETF | Motley Fool Next Index ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.94%										(0.67%)
Performance Inception Date		Dec. 30, 2021
Motley Fool Next Index ETF | Motley Fool Next Index ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.46%										(0.49%)
Performance Inception Date		Dec. 30, 2021
Motley Fool Capital Efficiency 100 Index ETF | Motley Fool Capital Efficiency Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			29.09%										10.64%
Performance Inception Date		Dec. 30, 2021
Motley Fool Capital Efficiency 100 Index ETF | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%										8.84%
Performance Inception Date		Dec. 30, 2021
Motley Fool Capital Efficiency 100 Index ETF | Motley Fool Capital Efficiency 100 Index ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			27.73%										10.04%
Performance Inception Date		Dec. 30, 2021
Motley Fool Capital Efficiency 100 Index ETF | Motley Fool Capital Efficiency 100 Index ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			27.60%										9.93%
Performance Inception Date		Dec. 30, 2021
Motley Fool Capital Efficiency 100 Index ETF | Motley Fool Capital Efficiency 100 Index ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.51%										7.80%
Performance Inception Date		Dec. 30, 2021
Oakhurst Fixed Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%												(0.33%)								1.35%
Oakhurst Fixed Income Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			2.29%												0.31%								1.84%
Oakhurst Fixed Income Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.69%												(0.94%)								0.58%
Oakhurst Fixed Income Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.35%												(0.26%)								0.88%
Optima Strategic Credit Fund | Bloomberg U.S. Universal Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[32]		2.04%									(1.84%)
Performance Inception Date		Dec. 29, 2021
Optima Strategic Credit Fund | Markit CDX.NA.HY 5Y Long Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[32]		12.46%									8.66%
Performance Inception Date		Dec. 29, 2021
Optima Strategic Credit Fund | Founders Class
Prospectus [Line Items]
Average Annual Return, Percent			7.60%									2.77%
Performance Inception Date		Dec. 29, 2021
Optima Strategic Credit Fund | Founders Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[33]		5.25%									1.26%
Performance Inception Date		Dec. 29, 2021
Optima Strategic Credit Fund | Founders Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[33]		4.46%									1.47%
Performance Inception Date		Dec. 29, 2021
SGI U.S. Large Cap Equity Fund | S&P 500® Total Return Index (reflects reinvestment of dividends and no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%												14.53%								13.10%						14.18%
Performance Inception Date		Feb. 29, 2012
SGI U.S. Large Cap Equity Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	[34]		17.63%												8.40%								9.59%						10.93%
Performance Inception Date		Feb. 29, 2012
SGI U.S. Large Cap Equity Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[34],[35]		9.79%												5.58%								7.52%						9.10%
Performance Inception Date		Feb. 29, 2012
SGI U.S. Large Cap Equity Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[34],[35]		11.58%												5.87%								7.21%						8.56%
Performance Inception Date		Feb. 29, 2012
SGI U.S. Large Cap Equity Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[36]		11.20%												6.99%							10.66%	9.33%
Performance Inception Date		Dec. 31, 2015
SGI U.S. Large Cap Equity Fund | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	[36]		16.43%												7.43%						9.83%		8.51%
Performance Inception Date		Oct. 29, 2015
SGI Global Equity Fund | S&P Global Broad Market Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[37]		16.75%												9.94%								9.40%							12.15%
Performance Inception Date	[37]	Apr. 01, 2009
SGI Global Equity Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent			9.17%												5.42%								6.70%							12.94%
Performance Inception Date	[37]	Apr. 01, 2009
SGI Global Equity Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[38]		3.54%												3.79%								5.55%							11.36%
Performance Inception Date	[37]	Apr. 01, 2009
SGI Global Equity Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.49%												4.05%								5.21%							10.59%
Performance Inception Date	[37]	Apr. 01, 2009
SGI Small Cap Core Fund | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.41%	23.81%												13.86%								12.55%
SGI Small Cap Core Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.47%	5.39%												10.02%								8.07%
SGI Small Cap Core Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[39]	8.63%	4.72%												7.01%								5.24%
SGI Small Cap Core Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[39]	8.32%	3.43%												6.58%								5.15%
SGI Peak Fund | S&P 500® Total Return Index (reflects reinvestment of dividends and no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%											15.78%
Performance Inception Date		Jun. 08, 2020
SGI Peak Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent			10.38%											7.53%
Performance Inception Date		Jun. 08, 2020
SGI Peak Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.39%											5.89%
Performance Inception Date		Jun. 08, 2020
SGI Peak Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.81%											5.31%
Performance Inception Date		Jun. 08, 2020
SGI Prudent Fund | S&P 500® Total Return Index (reflects reinvestment of dividends and no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%											15.78%
Performance Inception Date		Jun. 08, 2020
SGI Prudent Fund | 60% S&P 500 TR/40% Bloomberg Aggregate Bond (reflects reinvestment of dividends and no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.03%											47.49%
Performance Inception Date		Jun. 08, 2020
SGI Prudent Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent			9.18%											5.09%
Performance Inception Date		Jun. 08, 2020
SGI Prudent Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.89%											3.88%
Performance Inception Date		Jun. 08, 2020
SGI Prudent Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.81%											3.52%
Performance Inception Date		Jun. 08, 2020
SGI U.S. Large Cap Core ETF | S&P 500® Total Return Index (reflects reinvestment of dividends and no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%				25.49%
Performance Inception Date		Mar. 30, 2023
SGI U.S. Large Cap Core ETF | SGI U.S. Large Cap Core ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			19.87%				23.29%
Performance Inception Date		Mar. 30, 2023
SGI U.S. Large Cap Core ETF | SGI U.S. Large Cap Core ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.25%				20.78%
Performance Inception Date		Mar. 30, 2023
SGI U.S. Large Cap Core ETF | SGI U.S. Large Cap Core ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.06%				17.09%
Performance Inception Date		Mar. 30, 2023
SGI Dynamic Tactical ETF | S&P 500® Total Return Index (reflects reinvestment of dividends and no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		25.86%
Performance Inception Date		Mar. 29, 2023
SGI Dynamic Tactical ETF | 75% S&P 500 TR/25% Bloomberg Aggregate Bond (reflects reinvestment of dividends and no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.71%		19.69%
Performance Inception Date		Mar. 29, 2023
SGI Dynamic Tactical ETF | SGI Dynamic Tactical ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			13.27%		12.85%
Performance Inception Date		Mar. 29, 2023
SGI Dynamic Tactical ETF | SGI Dynamic Tactical ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.51%		10.51%
Performance Inception Date		Mar. 29, 2023
SGI Dynamic Tactical ETF | SGI Dynamic Tactical ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.61%		9.18%
Performance Inception Date		Mar. 29, 2023
SGI Enhanced Market Leaders ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%												14.53%								13.10%								11.68%
Performance Inception Date		Dec. 29, 1976
SGI Enhanced Market Leaders ETF | Dow Jones Industrial AverageTM Index
Prospectus [Line Items]
Average Annual Return, Percent			14.99%												10.55%								11.57%
Performance Inception Date		Dec. 29, 1976
SGI Enhanced Market Leaders ETF | SGI Enhanced Market Leaders ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			12.92%												8.66%								8.97%								10.84%
Performance Inception Date		Dec. 29, 1976
SGI Enhanced Market Leaders ETF | SGI Enhanced Market Leaders ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.58%												8.30%								8.37%								9.70%
Performance Inception Date		Dec. 29, 1976
SGI Enhanced Market Leaders ETF | SGI Enhanced Market Leaders ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.88%												6.77%								7.05%								9.18%
Performance Inception Date		Dec. 29, 1976
F/m US Treasury 30 Year Bond ETF | Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index (I00094US) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(8.09%)			(5.75%)
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 30 Year Bond ETF | ICE BofA Current 30-Year US Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(8.03%)			(6.09%)
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 30 Year Bond ETF | ICE US Treasury Code Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.70%			1.11%
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 30 Year Bond ETF | F/m US Treasury 30 Year Bond ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			(7.99%)			(6.08%)
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 30 Year Bond ETF | F/m US Treasury 30 Year Bond ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(9.59%)			(7.62%)
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 30 Year Bond ETF | F/m US Treasury 30 Year Bond ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(4.69%)			(5.20%)
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 20 Year Bond ETF | Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index (I39156US) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(5.18%)			(3.67%)
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 20 Year Bond ETF | ICE BofA Current 20-Year US Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(5.07%)			(3.89%)
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 20 Year Bond ETF | ICE US Treasury Code Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.70%			1.11%
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 20 Year Bond ETF | F/m US Treasury 20 Year Bond ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			(4.97%)			(3.83%)
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 20 Year Bond ETF | F/m US Treasury 20 Year Bond ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(6.63%)			(5.44%)
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 20 Year Bond ETF | F/m US Treasury 20 Year Bond ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.91%)			(3.55%)
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 10 Year Note ETF | Bloomberg US Treasury Bellwether 10Y Total Return USD Unhedged Index (I00093US) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(1.73%)								(2.60%)
Performance Inception Date		Aug. 08, 2022
F/m US Treasury 10 Year Note ETF | ICE BofA Current 10-Year US Treasury Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(1.69%)								(2.77%)
Performance Inception Date		Aug. 08, 2022
F/m US Treasury 10 Year Note ETF | ICE US Treasury Code Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.70%								(0.14%)
Performance Inception Date		Aug. 08, 2022
F/m US Treasury 10 Year Note ETF | F/m US Treasury 10 Year Note ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			(1.76%)								(2.87%)
Performance Inception Date		Aug. 08, 2022
F/m US Treasury 10 Year Note ETF | F/m US Treasury 10 Year Note ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.35%)								(4.33%)
Performance Inception Date		Aug. 08, 2022
F/m US Treasury 10 Year Note ETF | F/m US Treasury 10 Year Note ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.03%)								(2.75%)
Performance Inception Date		Aug. 08, 2022
F/m US Treasury 7 Year Note ETF | Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index (I39160US). (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.04%			0.47%
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 7 Year Note ETF | ICE BofA Current 7-Year US Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.19%			0.34%
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 7 Year Note ETF | ICE US Treasury Code Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.70%			1.11%
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 7 Year Note ETF | F/m US Treasury 7 Year Note ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			0.09%			0.30%
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 7 Year Note ETF | F/m US Treasury 7 Year Note ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.53%)			(1.30%)
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 7 Year Note ETF | F/m US Treasury 7 Year Note ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.05%			(0.44%)
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 5 Year Note ETF | Bloomberg US Treasury Bellwether 5Y Total Return USD Unhedged Index (I00092US). (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.19%			1.57%
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 5 Year Note ETF | ICE BofA Current 5-Year US Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.23%			1.50%
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 5 Year Note ETF | ICE US Treasury Code Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.70%			1.11%
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 5 Year Note ETF | F/m US Treasury 5 Year Note ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			1.16%			1.40%
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 5 Year Note ETF | F/m US Treasury 5 Year Note ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.45%)			(0.21%)
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 5 Year Note ETF | F/m US Treasury 5 Year Note ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.68%			0.396%
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 3 Year Note ETF | Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index (I06674US) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.17%					3.05%
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 3 Year Note ETF | ICE BofA Current 3-Year US Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.99%					2.86%
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 3 Year Note ETF | ICE US Treasury Code Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.70%					1.11%
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 3 Year Note ETF | F/m US Treasury 3 Year Note ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			2.92%					2.77%
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 3 Year Note ETF | F/m US Treasury 3 Year Note ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.26%					1.08%
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 3 Year Note ETF | F/m US Treasury 3 Year Note ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.72%					1.40%
Performance Inception Date		Mar. 27, 2023
F/m US Treasury 2 Year Note ETF | Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index (BTB2TRUU) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.79%								2.72%
Performance Inception Date		Aug. 08, 2022
F/m US Treasury 2 Year Note ETF | ICE BofA Current 2-Year US Treasury Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.74%								2.60%
Performance Inception Date		Aug. 08, 2022
F/m US Treasury 2 Year Note ETF | ICE US Treasury Code Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.70%								(0.14%)
Performance Inception Date		Aug. 08, 2022
F/m US Treasury 2 Year Note ETF | F/m US Treasury 2 Year Note ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			3.72%								2.59%
Performance Inception Date		Aug. 08, 2022
F/m US Treasury 2 Year Note ETF | F/m US Treasury 2 Year Note ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.95%								0.89%
Performance Inception Date		Aug. 08, 2022
F/m US Treasury 2 Year Note ETF | F/m US Treasury 2 Year Note ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.18%								1.25%
Performance Inception Date		Aug. 08, 2022
F/m US Treasury 12 Month Bill ETF | Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index (I01061US) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.03%							5.05%
Performance Inception Date		Nov. 14, 2022
F/m US Treasury 12 Month Bill ETF | ICE BofA US 1-Year Treasury Bill Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.90%							4.86%
Performance Inception Date		Nov. 14, 2022
F/m US Treasury 12 Month Bill ETF | ICE US Treasury Code Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.70%							2.63%
Performance Inception Date		Nov. 14, 2022
F/m US Treasury 12 Month Bill ETF | F/m US Treasury 12 Month Bill ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			4.87%							4.76%
Performance Inception Date		Nov. 14, 2022
F/m US Treasury 12 Month Bill ETF | F/m US Treasury 12 Month Bill ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.94%							2.77%
Performance Inception Date		Nov. 14, 2022
F/m US Treasury 12 Month Bill ETF | F/m US Treasury 12 Month Bill ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.86%							2.78%
Performance Inception Date		Nov. 14, 2022
F/m US Treasury 6 Month Bill ETF | Bloomberg US Treasury Bellwether 6M Total Return USD Unhedged Index (I00088US) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.42%						5.44%
Performance Inception Date		Mar. 06, 2023
F/m US Treasury 6 Month Bill ETF | ICE BofA 6-Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.35%						5.38%
Performance Inception Date		Mar. 06, 2023
F/m US Treasury 6 Month Bill ETF | ICE US Treasury Code Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.70%						2.63%
Performance Inception Date		Mar. 06, 2023
F/m US Treasury 6 Month Bill ETF | F/m US Treasury 6 Month Bill ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			5.18%						5.21%
Performance Inception Date		Mar. 06, 2023
F/m US Treasury 6 Month Bill ETF | F/m US Treasury 6 Month Bill ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.10%						3.07%
Performance Inception Date		Mar. 06, 2023
F/m US Treasury 6 Month Bill ETF | F/m US Treasury 6 Month Bill ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.04%						3.06%
Performance Inception Date		Mar. 06, 2023
F/m US Treasury 3 Month Bill ETF | Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index (I00087US) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.29%								4.88%
Performance Inception Date		Aug. 08, 2022
F/m US Treasury 3 Month Bill ETF | ICE BofA 3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.28%								4.82%
Performance Inception Date		Aug. 08, 2022
F/m US Treasury 3 Month Bill ETF | ICE US Treasury Code Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.70%								(0.14%)
Performance Inception Date		Aug. 08, 2022
F/m US Treasury 3 Month Bill ETF | F/m US Treasury 3 Month Bill ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			5.16%								4.83%
Performance Inception Date		Aug. 08, 2022
F/m US Treasury 3 Month Bill ETF | F/m US Treasury 3 Month Bill ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.03%								2.87%
Performance Inception Date		Aug. 08, 2022
F/m US Treasury 3 Month Bill ETF | F/m US Treasury 3 Month Bill ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.02%								2.85%
Performance Inception Date		Aug. 08, 2022
F/m Opportunistic Income ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	4.85%
F/m Opportunistic Income ETF | F/m Opportunistic Income ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			5.30%	8.27%
F/m Opportunistic Income ETF | F/m Opportunistic Income ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.97%	5.87%
F/m Opportunistic Income ETF | F/m Opportunistic Income ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.11%	5.28%
F/M INVESTMENTS LARGE CAP FOCUSED FUND | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.36%												18.96%					19.08%
Performance Inception Date		Oct. 03, 2016
F/M INVESTMENTS LARGE CAP FOCUSED FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%												14.53%					14.90%
Performance Inception Date		Oct. 03, 2016
F/M INVESTMENTS LARGE CAP FOCUSED FUND | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			29.83%												17.48%					17.46%
Performance Inception Date		Oct. 03, 2016
F/M INVESTMENTS LARGE CAP FOCUSED FUND | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			30.11%												17.78%					17.74%
Performance Inception Date		Oct. 03, 2016
F/M INVESTMENTS LARGE CAP FOCUSED FUND | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[40]		27.94%												14.22%					14.57%
Performance Inception Date		Oct. 03, 2016
F/M INVESTMENTS LARGE CAP FOCUSED FUND | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			19.38%												13.17%					13.44%
Performance Inception Date		Oct. 03, 2016

[1]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for Class A Shares, Class C Shares and Class T Shares will vary.
[2]	Class A Shares and Class C Shares of the Fund commenced operations on February 16, 2022 and November 8, 2021, respectively. Performance shown prior to inception of the Class A Shares and Class C Shares is based on the performance of Class I Shares, adjusted for the higher expenses applicable to Class A Shares and Class C Shares, respectively.
[3]	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only. After-tax returns for Class A Shares and Class C Shares will vary.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.
[5]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[8]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.
[9]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[10]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.
[11]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[12]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.
[13]	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[14]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[15]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[16]	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.
[17]	The Predecessor Fund commenced operations on March 4, 2013. Start of performance is March 8, 2013.
[18]	The SG CTA Index is an equally weighted index. It is calculated daily using a pool of CTAs selected from the larger managers that are open to new investment. The index is rebalanced annually. The SG CTA Index is derived from data which is self-reported by investment managers based on the performance of privately managed funds. Investors cannot invest directly in an index.
[19]	The BarclayHedge BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2025 there are 20 constituents in the BTOP50 Index. Investors cannot invest directly in an index.
[20]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period because a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After tax returns shown are for Class I Shares only, after tax returns for Class A Shares and Class C Shares will vary.
[21]	Class I Shares and Class A Shares commenced operations on March 8, 2013, Class C Shares commenced operations on February 11, 2014. Performance shown prior to inception of the Class C Shares is based on the performance of Class I Shares, adjusted for the higher expenses applicable to Class C Shares.
[22]	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled “More About Each Fund’s Investments and Risks.”
[23]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
[24]	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI EAFE Emerging Markets Free Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled “More About Each Fund’s Investments and Risks.”
[25]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
[26]	The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Intermediate Government Bond Index, ICE BofAML 1-3 Year US Government/Corporate Index and Bloomberg U.S. Aggregate Bond Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled “More About Each Fund’s Investments and Risks.”
[27]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
[28]	In certain cases, the figure representing “Fund Returns After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[29]	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled “More About Each Portfolio’s Investments and Risks.”
[30]	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI EAFE Emerging Markets Free Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled “More About Each Portfolio’s Investments and Risks.”
[31]	The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Intermediate Government Bond Index, ICE BofAML 1-3 Year US Government/Corporate Index and Bloomberg U.S. Aggregate Bond Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled “More About Each Portfolio’s Investments and Risks.”
[32]	Effective October 2024, and pursuant to new regulatory requirements, the Bloomberg U.S. Universal Total Return Index replaced the Markit CDX.NA.HY 5Y Long Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index. The Fund continues to use the Markit CDX.NA.HY 5Y Long Total Return Index as an additional benchmark.
[33]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period because a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[34]	Class I Shares of the Fund commenced operations on February 29, 2012.
[35]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
[36]	Class C Shares and Class A Shares of the Fund commenced operations on December 31, 2015 and October 29, 2015, respectively. Since inception index performance is measured as of February 29, 2012.
[37]	While the Predecessor Fund commenced operations on March 31, 2009, the Predecessor Fund began investing consistent with its investment objective on April 1, 2009.
[38]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
[39]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRA). In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[40]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only, and the after-tax returns for Investor Class Shares will vary to the extent it has different expenses.